CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues:
Net revenues	$ 2,162,955	$ 2,108,327	$ 1,583,884
Costs of revenues
Costs of revenues	493,428	452,040	414,137
Gross profit	1,669,527	1,656,287	1,169,747
Operating expenses:
Sales and marketing	627,989	699,962	408,856
Product development	372,818	345,942	267,392
General and administrative	298,441	120,184	104,923
Goodwill and acquired intangibles impairment (Note 8)		23,245
Total operating expenses	1,299,248	1,189,333	781,171
Income from operations	370,279	466,954	388,576
Interest and other income, net	64,053	69,355	42,696
Income (loss) from equity method investments, net	24	1,120	(16,070)
Realized gain (loss) on investments	(2,410)	2,729	132,007
Fair value changes through earnings on investments, net (Note 5 and Note 12)	165,295	96,533
Investment related impairment	(342,049)	(81,281)	(122,970)
Income (loss) before income tax expense	255,192	555,410	424,239
Income tax expense (Note 14)	(146,465)	(129,084)	(74,676)
Net income (loss)	108,727	426,326	349,563
Less: Net income attributable to the non-controlling interests	179,269	300,764	192,994
Net income (loss) attributable to SINA's ordinary shareholders	(70,542)	125,562	156,569
Net income	108,727	426,326	349,563
Available-for-sale investments:
Change in unrealized gain (net of tax of nil, nil, and nil for 2017, 2018 and 2019 respectively)			55,575
Less: reclassification adjustment for net gain included in net income (net of tax of nil, nil, and nil for 2017, 2018 and 2019, respectively)			91,182
Net change in unrealized loss, net of tax			(35,607)
Currency translation adjustments	(34,635)	(119,647)	87,258
Total other comprehensive income (loss)	(34,635)	(119,647)	51,651
Total comprehensive income	74,092	306,679	401,214
Less: Comprehensive income attributable to non-controlling interests	168,528	266,326	214,354
Comprehensive income (loss) attributable to SINA's ordinary shareholders	$ (94,436)	$ 40,353	$ 186,860
Basic net income (loss) per share	$ (1.01)	$ 1.79	$ 2.20
Shares used in computing basic net income (loss) per share	69,640	70,296	71,284
Diluted net income (loss) per share	$ (1.03)	$ 1.70	$ 2.09
Shares used in computing diluted net income (loss) per share	69,640	72,375	73,931
Advertising
Net revenues:
Net revenues	$ 1,743,617	$ 1,789,285	$ 1,311,866
Costs of revenues
Costs of revenues	338,386	341,153	325,494
Advertising | Third parties
Net revenues:
Net revenues	1,506,892	1,505,690	1,131,500
Advertising | Related Parties
Net revenues:
Net revenues	236,725	283,595	180,366
Non-advertising
Net revenues:
Net revenues	419,338	319,042	272,018
Costs of revenues
Costs of revenues	$ 155,042	$ 110,887	$ 88,643